RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

The Company shares common administrative services and office space with a company related by virtue of a common director and from time to time will incur third party costs on behalf of related parties on a full cost recovery basis. The charges for these costs totaled $5 for the year ended December 31, 2021 (December 31, 2020 - $4). The Company has a $1 net receivable related to these costs as of December 31, 2021 (December 31, 2020 - $2).

The Company was charged $276 for legal services for the year ended December 31, 2021 by a legal firm in which the Company's corporate secretary is a partner (December 31, 2020 - $255). The Company has $5 payable to the legal firm as at December 31, 2021 (December 31, 2020 - $26).

Key management personnel

The key management of the Company comprises executive and non-executive directors, members of executive management and the Company's corporate secretary. Compensation of key management personnel was as follows:

	December 31,	December 31,
	2021	2020

Salaries and short-term employee benefits	$3,867	$2,712
Non-executive directors' fees	311	185
Non-executive directors' deferred share units	(707)	4,251
Share-based payments	3,408	2,713
	$6,879	$9,861

The existing non-executive directors' deferred share units are cash settled. The recognized expense or recovery includes the fair value of new issuances of deferred share units during the period and the change in fair value of all outstanding deferred share units during the reporting period. During the year ended December 31, 2021, the Company granted 82,566 (December 31, 2020 - 376,814) deferred share units with a fair value of $449 (December 31, 2020 - $603) at the date of grant. At December 31, 2021, there were 1,348,765 cash settled deferred share units outstanding with a fair value of $5,682 (December 31, 2020 - 1,266,199 outstanding with a market value of $6,389).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2, Share-based payments for share options, performance share units and deferred share units (Notes 15(c), (d) and (e)).  The fair values of these share-based payments are recognized as an expense over the vesting period of the award.  Therefore, the compensation expense in the current year comprises a portion of current year awards and those of preceding years that vested within the current year.